Intangible assets - Narrative (Details) - EUR (€) € in Thousands		12 Months Ended
	Aug. 01, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		€ 22,349	€ 25,258	€ 25,567
Strategic Partnership Agreement | Intellectual Property | LimmaTech Biologics A G | Shigella
Disclosure of detailed information about intangible assets [line items]
Partnership, upfront payment	€ 2,500
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		96,187	96,516
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		186	205	255
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		€ 5,861	5,823
Software | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill		3 years
Software | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill		6 years
Acquired R&D technology and projects
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		€ 21,206	23,948	24,073
Acquired R&D technology and projects | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		€ 83,012	83,349
Acquired R&D technology and projects | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill		1 year
Acquired R&D technology and projects | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill		24 years
General development costs | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill		10 years
General development costs | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill		15 years
Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		€ 957	1,104	€ 1,239
Development costs | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		€ 7,313	7,345
Development costs | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill		1 year
Development costs | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill		15 years
IXIARO®
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill		24 years
Remaining useful life measured as period of time, intangible assets other than goodwill		7 years
Intangible assets other than goodwill		€ 19,400	22,300
IXIARO® | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		€ 78,800	€ 79,100